Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Total pre-tax income / (loss) is comprised of the following by jurisdiction:

	For the Years Ended December 31,
(In $ millions)	2023	2022	2021
Bermuda	(92.2)	(44.1)	(68.1)
Foreign	148.3	(230.3)	(115.2)
Total	56.1	(274.4)	(183.3)

Income Tax Expense
All income tax expense is attributable to foreign jurisdictions and is comprised of the following:

	For the Years Ended December 31,
(In $ millions)	2023	2022	2021
Current tax expense	50.5	20.5	10.2
Change in deferred tax	(16.5)	(2.1)	(0.5)
Total	34.0	18.4	9.7

Effective Income Tax Rate Reconciliation

	For the Years Ended December 31,
	2023	2022	2021
Bermuda statutory income tax rate	—%	—%	—%
Tax rates which are different from the statutory rate	101.25%	(7.20)%	(6.64)%
Adjustment attributable to prior years	3.39%	0.67%	1.60%
Change in valuation allowance	(29.41)%	—%	—%
Adjustments to uncertain tax positions	(14.62)%	(0.18)%	(0.26)%
Total	60.61%	(6.71)%	(5.30)%

Net Deferred Tax
The components of the net deferred taxes are as follows:

	As of December 31,
(In $ millions)	2023	2022
Deferred tax assets
Net operating losses	17.6	17.7
Excess of tax basis over book basis of property, plant and equipment	14.7	45.0
Other	20.6	17.9
Deferred tax asset	52.9	80.6
Less: valuation allowance	(33.6)	(77.1)
Net deferred tax assets (1)	19.3	3.5
Deferred tax liabilities
Deferred tax liabilities	—	(0.7)
Net deferred tax asset	19.3	2.8
(1) Net deferred tax assets are recognized in "Other non-current assets" in the Consolidated Balance Sheets (see Note 18 - Other Non-Current Assets).

Reconciliation of Liabilities Related to Unrecognized Tax Benefits
The following is a reconciliation of the liabilities related to our uncertain tax positions:

(In $ millions)	2023	2022
Unrecognized tax benefits, including interest and penalties, at January 1,	11.3	6.2
Additions for tax positions of prior year	0.3	—
Reduction in tax positions of prior years	(9.5)	—
Unrecognized tax benefits, excluding interest and penalties, at December 31,	2.1	6.2
Interest and penalties	1.1	5.1
Unrecognized tax benefits, including interest and penalties, at December 31,	3.2	11.3